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<FILENAME>nia2q10.txt




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: Southampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230-4344

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Managing Director
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     August 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $61,763 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                       VALUE   SHARES/  SH/  PUT/ INVSTMT    OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN  CALL DSCRETN  MANAGERS   SOLE   SHARED  NONE
ALCOA INC                    COM            013817101     2446   243135            Sole                55150       0 187985
AMERICAN EXPRESS CO          COM            025816109     4253   107135            Sole                17375       0  89760
AT&T                         COM            00206R102     2567   106111            Sole                23557       0  82554
BRISTOL MYERS SQUIBB         COM            110122108     3143   126019            Sole                26100       0  99919
CLIFFS NATURAL RESOURCES     COM            18683K101     2280    48340            Sole                10975       0  37365
CONOCOPHILLIPS               COM            20825C104     2875    58575            Sole                11350       0  47225
DELL COMPUTER CORP           COM            24702R101     2707   224425            Sole                45550       0 178875
DIRECTV GROUP INC            COM            25490A101     4203   123914            Sole                21575       0 102339
DU PONT                      COM            263534109     2858    82633            Sole                16400       0  66233
GENWORTH FINL INC CL A       COM            37247D106     2960   226465            Sole                45500       0 180965
HEINZ H J CO                 COM            423074103     2997    69335            Sole                14025       0  55310
INTL PAPER CO                COM            460146103     4077   180150            Sole                29175       0 150975
KIMBERLY-CLARK CORP          COM            494368103     2896    47765            Sole                10425       0  37340
LEGGETT & PLATT              COM            524660107     2807   139950            Sole                32300       0 107650
LILY ELI & CO                COM            532457108     2410    71938            Sole                17425       0  54513
MERCK & CO                   COM            58933Y105     3023    86446            Sole                18125       0  68321
PFIZER                       COM            717081103     2140   150098            Sole                37525       0 112573
SARA LEE CORP                COM            803111103     3365   238650            Sole                46800       0 191850
SPDR S&P MIDCAP 400 ETF TR   COM            78467Y107      207     1600            Sole                    0       0   1600
SPDR TR UNIT SER 1           COM            78462F103      295     2859            Sole                    0       0   2859
WHIRLPOOL CORP               COM            963320106     4611    52503            Sole                 7650       0  44853
XL GROUP PLC F               COM            G98255105     2643   165075            Sole                39975       0 125100

                                                        61,763